Organization and Summary of Significant Accounting Policies - Additional Information (Details) $ / shares in Units, $ in Thousands			3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 26, 2021 USD ($) Actual $ / shares shares	Aug. 15, 2021 USD ($) $ / shares shares	Oct. 31, 2021 USD ($) $ / shares shares	Oct. 31, 2020 USD ($)	Oct. 31, 2021 USD ($) Actual $ / shares shares	Oct. 31, 2020 USD ($)	Jan. 31, 2021 USD ($) Actual	Jan. 31, 2020 USD ($)
Organization And Summary Of Significant Accounting Policies [Line Items]
Accounts receivable, allowance for credit loss							$ 0	$ 0
Change in net unrealized gains (losses) on available for sale investments, net of tax				$ (397)		$ (398)	(397)	175
Property plant and equipment repairs and maintanance							10	67
Costs of caputalization of software							629	0
Research and development			$ 28,144	$ 5,687	$ 42,606	$ 19,965	25,754	26,587
Advertising costs							2,631	1,129
Cash FDIC Insurance amount							30,728
Cash and cash equivalents			$ 73,891		$ 73,891		$ 31,543	10,806
Shares Issued, Price Per Share | $ / shares			$ 12.85		$ 12.85
Common stock diluted exchange ratio | Actual							0.814107
Collectible receivables							$ 6,667
Working capital							$ 68,012
Number of shares Right to receive on occurrence of Earnout event | shares	1,078
ProceedsFromRecapitalization	$ 13,251
Payments of Stock Issuance Costs	$ 9,038	$ 21,180
Stock Issued During Period, Shares, New Issues | shares					305
Proceeds from Issuance of Private Placement					$ 125,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares			8,606,473		8,606,473
Fair Value Adjustment of Warrants					$ 11,302
Number of Operating Segments | Actual					1
Public Warrants [Member]
Organization And Summary Of Significant Accounting Policies [Line Items]
Adjustments to Additional Paid in Capital, Fair Value					$ 15,740
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares			8,596,273		8,596,273
Fair Value Adjustment of Warrants					$ 15,740
Private Warrants [Member]
Organization And Summary Of Significant Accounting Policies [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares			10,200		10,200
PIPE Shares [Member]
Organization And Summary Of Significant Accounting Policies [Line Items]
Shares Issued, Price Per Share | $ / shares	$ 10.00	$ 10.00
Stock Issued During Period, Shares, New Issues | shares	125,000	12,500,000
Proceeds from Issuance of Private Placement	$ 12,500,000	$ 125,000
Short-term Investments [Member]
Organization And Summary Of Significant Accounting Policies [Line Items]
Investments								1,398
Long-term Investments [Member]
Organization And Summary Of Significant Accounting Policies [Line Items]
Investments								$ 0
IronNet Cybersecurity Inc [Member] | Business Combination Agreement [Member]
Organization And Summary Of Significant Accounting Policies [Line Items]
Number of consecutive trading days for determining the share price	10 days
Common stock diluted exchange ratio | Actual	0.8141070
IronNet Cybersecurity Inc [Member] | Business Combination Agreement [Member] | Stock Conversion Basis [Member]
Organization And Summary Of Significant Accounting Policies [Line Items]
Common stock diluted exchange ratio | Actual	0.814107
IronNet Cybersecurity Inc [Member] | Business Combination Agreement [Member] | Share Price Equals Or Exceeds Dollars Thirteen [Member]
Organization And Summary Of Significant Accounting Policies [Line Items]
Shares Issued, Price Per Share | $ / shares	$ 13.00